SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                 -----------------

                                 CLASSES A AND C

                             DWS Climate Change Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Class A and C prospectus:

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.

--------------------------------------------------------------------------------
Fee Table                                                 Class A      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On Purchases (as      5.75%(1)       None
% of offering price)
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as % of             None(2)       1.00%
redemption proceeds)
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares owned less than           2.00         2.00
15 days (as % of redemption proceeds)(3)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(4)                                           1.10%        1.10%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                            0.25         1.00
--------------------------------------------------------------------------------
Other Expenses(5)                                           0.52         0.54
--------------------------------------------------------------------------------
Total Annual Operating Expenses                             1.87         2.64
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                           0.12         0.14
--------------------------------------------------------------------------------
Net Annual Operating Expenses(6)                            1.75         2.50
--------------------------------------------------------------------------------

(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher than the percentage noted (see "Choosing a Share Class -- Class A shares").

(2) The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Choosing a Share Class -- Class A shares") may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the next six months following purchase.



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
October 4, 2007
st-CC_AC



(3) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(4)   Includes 0.10% administration fee.

(5) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(6) Through September 30, 2008, the Advisor has contractually agreed to waive a portion of its fees and reimburse or pay operating expenses to the extent necessary to maintain the fund's total annual operating expenses at 1.75% and 2.50% for Class A and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year           3 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A                                              $743           $1,098
--------------------------------------------------------------------------------
Class C                                               353              787
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A                                              $743           $1,098
--------------------------------------------------------------------------------
Class C                                               253              787
--------------------------------------------------------------------------------

October 4, 2007
st-CC_AC

The following information replaces similar disclosure in the "Appendix" section of the fund's Class A and C prospectus:

DWS Climate Change Fund -- Class A


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         5.75%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                   Cumulative    Hypothetical
             Return        Annual        Return        Year-End
             Before         Fund          After       Balance After     Annual
            Fees and       Expense       Fees and      Fees and       Fees and
  Year      Expenses       Ratios        Expenses      Expenses        Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.75%       -2.69%        $ 9,731.31     $  742.62
--------------------------------------------------------------------------------
   2         10.25%          1.77%        0.46%        $10,045.63     $  175.03
--------------------------------------------------------------------------------
   3         15.76%          1.77%        3.70%        $10,370.11     $  180.68
--------------------------------------------------------------------------------
   4         21.55%          1.77%        7.05%        $10,705.06     $  186.52
--------------------------------------------------------------------------------
   5         27.63%          1.77%       10.51%        $11,050.84     $  192.54
--------------------------------------------------------------------------------
   6         34.01%          1.77%       14.08%        $11,407.78     $  198.76
--------------------------------------------------------------------------------
   7         40.71%          1.77%       17.76%        $11,776.25     $  205.18
--------------------------------------------------------------------------------
   8         47.75%          1.77%       21.57%        $12,156.62     $  211.81
--------------------------------------------------------------------------------
   9         55.13%          1.77%       25.49%        $12,549.28     $  218.65
--------------------------------------------------------------------------------
   10        62.89%          1.77%       29.55%        $12,954.62     $  225.71
--------------------------------------------------------------------------------
  Total:                                                              $2,537.48
--------------------------------------------------------------------------------

October 4, 2007
st-CC_AC

DWS Climate Change Fund -- Class C


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                   Cumulative    Hypothetical
             Return        Annual        Return        Year-End
             Before         Fund          After       Balance After     Annual
            Fees and       Expense       Fees and      Fees and       Fees and
  Year      Expenses       Ratios        Expenses      Expenses        Expenses
--------------------------------------------------------------------------------
   1          5.00%          2.50%        2.50%        $10,250.00     $  253.13
--------------------------------------------------------------------------------
   2         10.25%          2.54%        5.02%        $10,502.15     $  263.55
--------------------------------------------------------------------------------
   3         15.76%          2.54%        7.61%        $10,760.50     $  270.04
--------------------------------------------------------------------------------
   4         21.55%          2.54%       10.25%        $11,025.21     $  276.68
--------------------------------------------------------------------------------
   5         27.63%          2.54%       12.96%        $11,296.43     $  283.48
--------------------------------------------------------------------------------
   6         34.01%          2.54%       15.74%        $11,574.32     $  290.46
--------------------------------------------------------------------------------
   7         40.71%          2.54%       18.59%        $11,859.05     $  297.60
--------------------------------------------------------------------------------
   8         47.75%          2.54%       21.51%        $12,150.78     $  304.92
--------------------------------------------------------------------------------
   9         55.13%          2.54%       24.50%        $12,449.69     $  312.43
--------------------------------------------------------------------------------
   10        62.89%          2.54%       27.56%        $12,755.96     $  320.11
--------------------------------------------------------------------------------
  Total:                                                              $2,872.40
--------------------------------------------------------------------------------






               Please Retain This Supplement for Future Reference


October 4, 2007
st-CC_AC

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                -----------------

                               INSTITUTIONAL CLASS

                             DWS Climate Change Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Institutional Class prospectus:

The table below describes the fees and expenses that you may pay if you buy and hold fund shares. This information doesn't include any fees that may be charged by your financial advisor.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares owned less than 15 days          2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                  1.10%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                    None
--------------------------------------------------------------------------------
Other Expenses(3)                                                   0.42
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                     1.52
--------------------------------------------------------------------------------
Less Expense Waiver/Reimbursement                                   0.02
--------------------------------------------------------------------------------
Net Annual Operating Expenses(4)                                    1.50
--------------------------------------------------------------------------------

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2)   Includes 0.10% administration fee.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(4) The investment advisor has contractually agreed through September 30, 2008 to waive a portion of its fees and reimburse expenses so that total annual operating expenses will not exceed 1.50%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group


October 4, 2007
st-CC_IN

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year           3 Years
--------------------------------------------------------------------------------
Institutional Class                                  $153             $457
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's Institutional Class prospectus:

DWS Climate Change Fund -- Institutional Class


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                   Cumulative    Hypothetical
             Return        Annual        Return        Year-End
             Before         Fund          After       Balance After     Annual
            Fees and       Expense       Fees and      Fees and       Fees and
  Year      Expenses       Ratios        Expenses      Expenses        Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.50%        3.50%        $10,350.00     $  152.63
--------------------------------------------------------------------------------
   2         10.25%          1.42%        7.21%        $10,720.53     $  149.60
--------------------------------------------------------------------------------
   3         15.76%          1.42%       11.04%        $11,104.32     $  154.96
--------------------------------------------------------------------------------
   4         21.55%          1.42%       15.02%        $11,501.86     $  160.50
--------------------------------------------------------------------------------
   5         27.63%          1.42%       19.14%        $11,913.63     $  166.25
--------------------------------------------------------------------------------
   6         34.01%          1.42%       23.40%        $12,340.13     $  172.20
--------------------------------------------------------------------------------
   7         40.71%          1.42%       27.82%        $12,781.91     $  178.37
--------------------------------------------------------------------------------
   8         47.75%          1.42%       32.40%        $13,239.50     $  184.75
--------------------------------------------------------------------------------
   9         55.13%          1.42%       37.13%        $13,713.48     $  191.37
--------------------------------------------------------------------------------
   10        62.89%          1.42%       42.04%        $14,204.42     $  198.22
--------------------------------------------------------------------------------
  Total:                                                              $1,708.84
--------------------------------------------------------------------------------





               Please Retain This Supplement for Future Reference



October 4, 2007
st-CC_IN

      SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED FUND:

                                -----------------

                                     CLASS S

                             DWS Climate Change Fund

The following information replaces similar disclosure in the "How Much Investors Pay" section of the fund's Class S prospectus:

Class S has no sales charges or other shareholder fees other than a short-term redemption/exchange fee. This information doesn't include any fees that may be charged by your financial advisor. The fund does not have annual operating expenses, and as a shareholder of Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                                              Class S
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee on shares owned less than 15 days                2.00%
(as % of redemption proceeds)(1)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee(2)                                                        1.10%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                         None
--------------------------------------------------------------------------------
Other Expenses(3)                                                        0.55
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                          1.65
--------------------------------------------------------------------------------
 Less Expense Waiver/Reimbursement                                       0.15
--------------------------------------------------------------------------------
Net Annual Operating Expenses(4)                                         1.50
--------------------------------------------------------------------------------

(1) This fee is charged on all applicable redemptions or exchanges. Please see "Policies You Should Know About -- Policies about transactions" for further information.

(2)   Includes 0.10% administration fee.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year. Actual expenses may be different.

(4) The investment advisor has contractually agreed through September 30, 2008 to waive a portion of its fees and reimburse expenses so that total annual operating expenses will not exceed 1.50% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

October 4, 2007
st-CC_S

Based on the costs above (including one year of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                                             1 Year           3 Years
--------------------------------------------------------------------------------
Class S                                              $153             $485
--------------------------------------------------------------------------------


The following information replaces similar disclosure in the "Appendix" section of the fund's Class S prospectus:

DWS Climate Change Fund -- Class S


        Maximum             Initial Hypothetical             Assumed Rate
     Sales Charge:               Investment:                  of Return:
         0.00%                     $10,000                        5%
--------------------------------------------------------------------------------
           Cumulative                   Cumulative    Hypothetical
             Return        Annual        Return        Year-End
             Before         Fund          After       Balance After     Annual
            Fees and       Expense       Fees and      Fees and       Fees and
  Year      Expenses       Ratios        Expenses      Expenses        Expenses
--------------------------------------------------------------------------------
   1          5.00%          1.50%        3.50%        $10,350.00     $  152.63
--------------------------------------------------------------------------------
   2         10.25%          1.55%        7.07%        $10,707.08     $  163.19
--------------------------------------------------------------------------------
   3         15.76%          1.55%       10.76%        $11,076.47     $  168.82
--------------------------------------------------------------------------------
   4         21.55%          1.55%       14.59%        $11,458.61     $  174.65
--------------------------------------------------------------------------------
   5         27.63%          1.55%       18.54%        $11,853.93     $  180.67
--------------------------------------------------------------------------------
   6         34.01%          1.55%       22.63%        $12,262.89     $  186.91
--------------------------------------------------------------------------------
   7         40.71%          1.55%       26.86%        $12,685.96     $  193.35
--------------------------------------------------------------------------------
   8         47.75%          1.55%       31.24%        $13,123.63     $  200.02
--------------------------------------------------------------------------------
   9         55.13%          1.55%       35.76%        $13,576.39     $  206.93
--------------------------------------------------------------------------------
   10        62.89%          1.55%       40.45%        $14,044.78     $  214.06
--------------------------------------------------------------------------------
  Total:                                                              $1,841.23
--------------------------------------------------------------------------------






               Please Retain This Supplement for Future Reference


October 4, 2007
st-CC_S



                                       2